Related Party Transactions and Balances (Details Narrative) - USD ($)		1 Months Ended			12 Months Ended
	Mar. 10, 2022	Dec. 21, 2023	Nov. 29, 2023	Oct. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Interest expense					$ 32,593	$ 10,642	$ 0
Ownership interest		6.80%		6.80%	6.80%	6.80%
Short term loan (Note 10)					$ 678,155	$ 289,262
Advance from related parties		$ 626,820	$ 136,000	$ 68,000	627,020	0
Loan amount					3,000,000
Conversion Price		$ 0.30
Debt settled amount		$ 9,217,939
Amount of debt assumed by PXP from FEL		200
Conversion of Stock, Amount Converted		$ 626,820
General and administration					159,202	182,578	179,161
Accrued interest expense					43,235
PXP Loan balance reduced amount					200
f					(204,000)	(198,620)	124,557
Key Management Personnel
Statement [Line Items]
General and administration					$ 48,000	$ 48,000	$ 48,000
Forum Energy Limited
Statement [Line Items]
Ownership interest					6.80%	6.80%
f	$ 198,620
Description of Loan from PXP Energy Corporation	to fund the $198,620, the Company accepted a loan from PXP for the same amount (“PXP Loan”). The PXP loan bears interest of Libor plus 3.5% and both interest and principal is repayable on the earlier of a) June 30, 2024, or b) any equity issuance by FEC, or c) any sale of FEL shares by FEC, or d) any third party borrowing by FEC. The Company also received an additional $80,000 for working capital from PXP during the year ended December 31, 2022 and $356,500 for the year ended December 31, 2023 under the same terms and conditions as the PXP Loan. As at December 31, 2023, the outstanding PXP Loan balance was $678,155 which included accrued interest of $43,235